Total Equity (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended
	May 20, 2013	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 23, 2013 Common Stock [Member]	Dec. 31, 2013 5.75% Series A Preferred Stock	Nov. 25, 2013 5.75% Series A Preferred Stock	Dec. 31, 2012 5.75% Series A Preferred Stock	Nov. 24, 2003 5.75% Series A Preferred Stock	Dec. 10, 2013 Stock Repurchase Program [Member]	Mar. 28, 2014 Stock Repurchase Program [Member]	Dec. 31, 2013 Stock Repurchase Program [Member]	Dec. 31, 2012 Prior Stock Repurchase Program [Member]	Mar. 28, 2014 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Mar. 28, 2014 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]
Class of Stock [Line Items]
Common stock authorized, shares		200,000,000		200,000,000
Preferred stock authorized, shares		25,000,000		25,000,000
Authorized amount												$ 125
Purchase of common shares, value				19.5	1.2	62.5							30.7	19.5	1.2
Purchase of common shares, share													1,000,000	597,531	50,000
Average cost per share													$ 30.73	$ 32.65	$ 24.80
Dividends per share declared and paid	$ 0.18	$ 0.18	$ 0.00	$ 0.54
Payments of dividends in total		9.0		26.7
Market value of mutual fund investments, nonvested and subsequently vested stock and restricted stock in the rabbi trust		39.9		42.0	38.1
Market value of the assets held by the rabbi trust classified as other non-current assets																22.7	22.2	17.7	22.7	22.2	17.7
Amounts payable to the plan participants classified as other liabilities		$ 24.4		$ 24.2	$ 19.8
Preferred stock, shares issued											2,070,000
Interest rate											5.75%
Redeemable convertible preferred stock, shares outstanding				0	76,002			0	0	76,002
Shares conversion ratio							5.056
Percent of matching and retirement contribution of compensation paid				6.00%
Investments in mutual funds, percent				89.00%
Investments in General Cable stock fund				11.00%